Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
Cash flows from operating activities:
Loss	$ (9,412)	$ (3,679)		$ (7,472)
Adjustments to the profit or loss items:
Depreciation and amortization	189	219		482
Loss on impairment of intangible asset				1,344
Cost of share-based payment	266	26		569
Finance expenses, net	(159)	(206)		(897)
Loss on impairment of loans	5,973
Group’s share of losses of company accounted for at equity, net	312	185		429
Losses from remeasurement of investment in financial assets	128	256		305
Total adjustments to the profit or loss	6,709	480		2,232
Working capital adjustments:
Decrease (increase) in other accounts receivable	708	242		(535)
Increase (decrease) in trade payables	(8)	362		25
Increase in other accounts payable	5	68		20
Increase (decrease) in related parties	182			(15)
Decrease (increase) in trade receivables	(4)	3		12
Decrease (increase) in inventory	(41)	327		629
Working capital	842	1,002		136
Net cash used in operating activities	(1,861)	(2,197)		(5,104)
Cash flows from investing activities:
Investment (withdrawal) in restricted bank deposits	(1)	1		45
Investment in short-term bank deposits		692		3,000
Sale (Purchase) of property and equipment		(1)		8
Investment in a company accounted for at equity		(600)		(600)
Investments in financial assets	(100)
Bridge loan to related parties	(2,000)	(2,400)	[1]	(4,078)
Net cash used in investing activities	(2,101)	(2,308)		(1,625)
Cash flows from financing activities:
Proceeds from issuance of share capital and warrants (net of issuance expenses)		2,722		6,255
Repayment of lease liability	(23)	(41)		(54)
Interest paid on lease liability				(8)
Proceeds from issuance of convertible debentures	3,990
Net cash provided by financing activities	3,967	2,681		6,193
Increase (decrease) in cash and cash equivalents	5	(1,824)		(536)
Cash and cash equivalents at the beginning of the period	1,540	2,076		2,076
Cash and cash equivalents at the end of the period	1,545	252		1,540
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability				$ 75

[1]	Reclassified